Capital Contribution and Reduction From Noncontrolling Shareholders	12 Months Ended
Dec. 31, 2016
Capital Contribution and Reduction From Noncontrolling Shareholders
20.	CAPITAL CONTRIBUTION AND REDUCTION FROM NONCONTROLLING SHAREHOLDERS

On September 22, 2011, the Group and Shenyang High and New Investment Co. Limited, (“Shenyang Investment”), a third party, set up a Company named 17FOXSY. Total registered capital of 17FOXSY was approximately $38,364. The Group committed to contribute $31,970 representing 83.3% of the equity interest while Shenyang Investment committed to contribute $6,394 representing 16.7% of the equity interest of the Company. In June, 2014, Shenyang Investment contributed the second half of the committed register capital of $3,197 to 17FOXSY and the registered capital was fully contributed.

On September 16, 2011, Techfaith Hangzhou, Techfaith Intelligent Handset Beijing and Beijing E-town International Investment and Development Co., Ltd., or BEIID, established a joint venture, Tecface Communication Equipment (Beijing) Ltd. Techfaith Hangzhou and Techfaith Intelligent Handset Beijing respectively held 49.0% and 11.0% of the equity interest of Tecface Communication Equipment Beijing, and BEIID held the remaining 40.0% share equity of this entity. BEIID had contributed $19,203 into Techfaith Intelligent Handset Beijing as of October 11, 2015. In October 2015, Techfaith Hangzhou, Techfaith Intelligent Handset Beijing and BEIID agreed that BEIID to withdraw US$8,120 from its original contribution. As of December 31, 2016, BEIID have contributed US$11,083 and holds the remaining 28.1% equity interest.